Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Summary of total compensation to key management
2022 2021
$ $
Salaries – key management 1,204,306 3,049,501
Pension contributions 22,479 59,377
Fees – Board of Directors 157,900 187,600
Share-based compensation – officers 2,017,348 6,182,573
Share-based compensation – Board of Directors 2,293,167 2,338,650
Other benefits – key management

244,621 237,903
Total

compensation
5,939,821 12,055,604